Annual Operating Expenses - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2055 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2055 Fund - Class A
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	1.00%	[1]
Fidelity Advisor Freedom 2055 Fund - Class C
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.75%	[1]
Fidelity Advisor Freedom 2055 Fund - Class M
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	1.25%	[1]
Fidelity Advisor Freedom 2055 Fund - Class I
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.75%	[1]
Fidelity Advisor Freedom 2055 Fund - Class Z
Operating Expenses:
Management fee	0.64%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.65%	[1]

[1]	AAdjusted to reflect current fees.
[2]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.